January 31, 2003

       Oppenheimer
       Trinity Large Cap
       Growth Fund(SM)

                                   Semiannual
                                     Report
                                  ------------
                                   Management
                                  Commentaries

Fund Highlights

Performance Update

Investment Strategy Discussion

Financial Statements

                                [GRAPHIC]

"Informed by the data generated by our models, we built a diversified portfolio of stocks during the period that reflected the sector weightings of the S&P 500/BARRA Growth Index. Our stocks selections proved stronger than the Index in 7 of 11 industry sectors."

                                                      [LOGO] OppenheimerFunds(R)
                                                         The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Trinity Large Cap Growth Fund(SM) seeks capital appreciation.

Fund Highlight
The Fund's Class A shares strongly outperformed its peers in the Lipper Large-Cap Growth Fund category, ranking #10/641 (top 10%) for the one-year period ended January 31, 2003. 1

    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your
    Fund's Portfolio
    Management Team

 9  Financial
    Statements

29  Trustees and Officers


Cumulative Total Returns*
          For the 6-Month Period
          Ended 1/31/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -4.81%       -10.29%
---------------------------------
Class B   -5.27        -10.01
---------------------------------
Class C   -5.27         -6.22
---------------------------------
Class N   -4.99         -5.94
---------------------------------
Class Y   -4.57

---------------------------------
Average Annual Total Returns*
          For the 1-Year Period
          Ended 1/31/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -23.09%      -27.51%
---------------------------------
Class B   -23.78       -27.59
---------------------------------
Class C   -23.78       -24.54
---------------------------------
Class N   -23.30       -24.07
---------------------------------
Class Y   -22.72

1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. Lipper ranking is for the Class A share class only. Other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

At OppenheimerFunds, we take very seriously the responsibility of helping you achieve your goals. We understand that your investments with us may represent a future home, a college education or retirement. In good markets and in bad, we are committed to partnering with your advisor to provide you with investment products and services that can help you reach your financial objectives.
     In recent years, many of us have seen some of our assets decrease in value--sometimes significantly--making it difficult to maintain our long-term investing plans. Shifting markets can often blindside investors and unbalance portfolios. We believe it has never been more important than it is now to allocate your assets among stocks, bonds, and other investments based on what would be most appropriate depending on your goals and risk tolerance. Diversification is key. We encourage you to hold true to your long-term goals and adhere to the time-tested investment principles of asset allocation and diversification.
     Of course, when the financial markets make major moves, portfolio changes may be necessary to adjust risk exposure, rebalance asset class allocations or seek to maintain sufficient income flows. Monitor your investments, stay informed and--most importantly--work with your financial advisor so that any adjustments ultimately support your long-term goals.
     We continue to believe in the growth, ingenuity and underlying strengths of the economy and the markets. That said, we also expect the road ahead to present new and unique challenges. We strongly believe that one of the best ways to pursue your goals is to adhere to core investment principles.

[PHOTO]

John V. Murphy
President
Oppenheimer
Trinity Large Cap Growth Fund

1  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

LETTER TO SHAREHOLDERS

     We hope you share our convictions, and we wish you the best in 2003. Thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/S/ JOHN V. MURPHY

John V. Murphy
February 24, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

2  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S PORTFOLIO MANAGEMENT TEAM

Q

How would you characterize the Fund's performance during the six-month period ended January 31, 2003?
A. The Fund performed reasonably well, especially considering the market's high levels of volatility and the challenging political and economic conditions that prevailed during the period. Although stocks in the consumer cyclical and capital goods areas suffered declines, gains in most other areas more than made up for these losses, enabling the Fund to outperform its benchmark, the S&P 500/BARRA Growth Index. 2

What made this such a challenging period?
Markets were buffeted throughout the period by conflicting economic and political forces. On the positive side, the U.S. economy showed signs of emerging from recession, and interest rates remained low. On the negative side, the economic recovery proceeded more slowly than many analysts had forecast, driving down prices of a wide variety of stocks. Stock prices also suffered due to unease over the global political situation, particularly with regard to the uncertainties surrounding the war on terrorism and rising tensions in the Middle East. In addition, accounting irregularities led to financial difficulties at several prominent corporations, creating uncertainty with respect to the accuracy of financial statements at other companies.
     These conditions combined to drive stock prices broadly lower during most of 2002, making it the third consecutive year of broad market declines, and resulting in the longest sustained bear market since the period from 1939 to 1941. However, as prices declined, stock valuations grew increasingly attractive, particularly in light of the economy's modest recovery. In mid-October 2002, market indices rebounded sharply as investors took advantage of apparent bargains. However, continued war concerns proved to be a drag on the market's performance as the period closed out.

2. The Fund's performance is compared to the S&P500/Barra Growth Index, an unmanaged index of U.S. equity securities, which had a six-month return for the period ended 1/31/03 of -5.80%.

3  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S PORTFOLIO MANAGEMENT TEAM

How did you manage the Fund in light of these conditions?
Our approach focuses on the stocks of mid-sized to large, growth-oriented companies, including many of the best-known companies in the United States, across a variety of industry sectors. We seek to avoid "style drift" by investing in stocks listed in our benchmark, the S&P 500/BARRA Growth Index, and by allocating approximately the same percentage of the Fund's assets to each sector of the Index. Rather than emphasizing specific sectors, we strive to add value to the Fund and exceed the benchmark's performance by identifying and investing selectively in what we believe to be each sector's most attractive stocks. To that end, we employ a wide range of computer-based modeling tools to identify what we believe to be the most attractive prospects under prevailing market conditions. Out of our continually evolving library of more than 60 stock ranking and valuation techniques, we select those best suited to each industry sector in which we invest.
     Informed by the data generated by our models, we built a diversified portfolio of stocks during the period that reflected the sector weightings of the S&P 500/BARRA Growth Index. Our stocks selections proved stronger than the Index in 7 of 11 industry sectors. For example, the Fund's financial area holdings delivered mildly positive returns, compared to declines for the Index's financials. We focused on regional banks and consumer finance institutions, moves that boosted relative returns. We also achieved strong returns relative to the Index among consumer staples by focusing on food, beverage and tobacco companies. Relatively strong gains in these and other areas counterbalanced comparatively weak performance in the consumer cyclical area, especially in retail/merchandise.

"Rather than emphasizing specific sectors, we strive to add value to the Fund and exceed the benchmark's performance by identifying and investing selectively in what we believe to be each sector's most attractive stocks."

4  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

Did you implement any refinements to your stock ranking models?
In the process of creating a systematic, highly disciplined method of building and managing portfolios across a wide range of market cycles and conditions, we continually refine our library of stock ranking models. These models range from simple historical ratios, such as price-to-earnings, to classic financial calculations, short-term price movements and complex, momentum-related measures. During the reporting period, for example, we added nine new evaluation factors to our library that measure a variety of fundamental business characteristics, such as asset turnover and debt/equity ratio trend. We also introduced subtle changes to our quantitative methodology, assigning a greater number of models to each sector area we cover, thereby increasing the efficiency and seeking to further reduce the volatility of our approach.

What is your outlook for the future?
We believe that stocks currently stand at relatively attractive valuations compared to other asset classes. Furthermore, improving economic fundamentals support prospects for favorable trends in stock prices, including growth-oriented stocks. Whether or not conditions improve in the immediate future, we believe our disciplined approach to growth-oriented investing will position investors to capitalize on gains in growth stocks whenever they occur. That's what makes Oppenheimer Trinity Large Cap Growth Fund an important part of The Right Way to Invest.

Average Annual
Total Returns
with Sales Charge
For the Periods Ended
12/31/02 3

Class A        Since
1-Year         Inception
------------------------
-26.34%        -10.20%

Class B        Since
1-Year         Inception
------------------------
-26.26%        -11.75%

Class C        Since
1-Year         Inception
------------------------
-23.16%        -11.12%
Class N        Since
1-Year         Inception
------------------------
-22.83%        -18.40%

Class Y        Since
1-Year         Inception
------------------------
-21.38%         -8.39%

3. See Notes on page 7 for further details.

5  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S PORTFOLIO MANAGEMENT TEAM

Top Ten Common Stock Holdings 5
-------------------------------------------------------------
Microsoft Corp.                                          6.9%
-------------------------------------------------------------
Pfizer, Inc.                                             6.7
-------------------------------------------------------------
Procter & Gamble Corp. (The)                             5.8
-------------------------------------------------------------
Wal-Mart Stores, Inc.                                    4.4
-------------------------------------------------------------
General Electric Co.                                     4.1
-------------------------------------------------------------
Johnson & Johnson                                        4.0
-------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                3.8
-------------------------------------------------------------
Cardinal Health, Inc.                                    3.7
-------------------------------------------------------------
Intel Corp.                                              3.0
-------------------------------------------------------------
International Business Machines Corp.                    3.0

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Common Stock Industries 5
-------------------------------------------------------------
Pharmaceuticals                                         17.7%
-------------------------------------------------------------
Multiline Retail                                         9.1
-------------------------------------------------------------
Software                                                 8.5
-------------------------------------------------------------
Beverages                                                8.0
-------------------------------------------------------------
Household Products                                       6.5


Sector Allocation 4

[PIE CHART]


o  Health Care    27.9%
   Pharma-
   ceuticals      17.9
   Health Care
   Providers
   & Services      6.1
   Health Care
   Equipment
   & Supplies      2.0
   Biotechnology   1.9
o  Information
   Technology     21.1
o  Consumer
   Staples        15.2
o  Consumer
   Discretionary  14.9
o  Industrials     9.7
o  Financials      8.1
o  Telecommuni-
   cation Services 2.7
o  Energy          0.4

4. Portfolio's holdings and allocations are subject to change. Percentages are as of January 31, 2003, and are based on total market value of common stocks.
5. Portfolio's holdings and allocations are subject to change. Percentages are as of January 31, 2003, and are based on net assets.

6  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's portfolio managers are employed by the Fund's sub-advisor, Trinity Investment Manage- ment Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 12/17/98. Unless otherwise noted, Class A total returns are shown net of the applicable 5.75% maximum initial sales charge.

Class B shares of the Fund were first publicly offered on 3/1/99. Unless otherwise noted, Class B total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/1/99. Unless otherwise noted Class C total returns are shown net of the 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/17/98. Class Y shares are only offered to certain institutional investors under special agreement with the distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

7  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                                                            Financial Statements
                                                                      Pages 9-28


8  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  January 31, 2003 / Unaudited

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
 Common Stocks--98.9%
--------------------------------------------------------------------------------
 Consumer Discretionary--14.8%
--------------------------------------------------------------------------------
 Household Durables--1.6%
 Newell Rubbermaid, Inc.                                 18,900       $  526,365
--------------------------------------------------------------------------------
 Media--0.7%
 McGraw-Hill Cos., Inc. (The)                             3,900          230,958
--------------------------------------------------------------------------------
 Multiline Retail--9.1%
 Kohl's Corp. 1                                          14,100          738,417
--------------------------------------------------------------------------------
 Target Corp.                                            28,700          809,627
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                   30,300        1,448,340
                                                                      ----------
                                                                       2,996,384

--------------------------------------------------------------------------------
 Specialty Retail--3.4%
 AutoZone, Inc. 1                                         6,200          407,402
--------------------------------------------------------------------------------
 Limited Brands, Inc.                                    16,800          211,512
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.                                       15,100          516,118
                                                                      ----------
                                                                       1,135,032

--------------------------------------------------------------------------------
 Consumer Staples--15.0%
--------------------------------------------------------------------------------
 Beverages--8.0%
 Anheuser-Busch Cos., Inc.                               26,200        1,243,714
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)                                     13,500          546,210
--------------------------------------------------------------------------------
 Pepsi Bottling Group, Inc. (The)                        22,100          560,235
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                            7,200          291,456
                                                                      ----------
                                                                       2,641,615

--------------------------------------------------------------------------------
 Food Products--0.5%
 Heinz (H.J.) Co.                                         5,500          177,705
--------------------------------------------------------------------------------
 Household Products--6.5%
 Kimberly-Clark Corp.                                     5,600          259,392
--------------------------------------------------------------------------------
 Procter & Gamble Corp. (The)                            22,300        1,908,211
                                                                      ----------
                                                                       2,167,603

--------------------------------------------------------------------------------
 Energy--0.4%
--------------------------------------------------------------------------------
 Oil & Gas--0.4%
 Anadarko Petroleum Corp.                                 3,000          138,330
--------------------------------------------------------------------------------
 Financials--8.0%
--------------------------------------------------------------------------------
 Banks--2.0%
 Fifth Third Bancorp                                      3,400          181,390
--------------------------------------------------------------------------------
 North Fork Bancorporation, Inc.                          3,400          110,262
--------------------------------------------------------------------------------
 Synovus Financial Corp.                                 19,800          382,734
                                                                      ----------
                                                                         674,386

--------------------------------------------------------------------------------
 Diversified Financials--4.4%
 American Express Co.                                     8,900          316,217


9  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
 Diversified Financials Continued
 Fannie Mae                                               9,300       $  601,710
--------------------------------------------------------------------------------
 MBNA Corp.                                              31,400          528,462
                                                                      ----------
                                                                       1,446,389

--------------------------------------------------------------------------------
 Insurance--1.6%
 Progressive Corp.                                       10,800          522,072
--------------------------------------------------------------------------------
 Health Care--27.6%
--------------------------------------------------------------------------------
 Biotechnology--1.9%
 Amgen, Inc. 1                                           12,300          626,808
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--2.0%
 Applera Corp./Applied Biosystems Group                  37,800          663,390
--------------------------------------------------------------------------------
 Health Care Providers & Services--6.0%
 Cardinal Health, Inc.                                   21,200        1,236,596
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                                 8,700          764,730
                                                                      ----------
                                                                       2,001,326

--------------------------------------------------------------------------------
 Pharmaceuticals--17.7%
 Abbott Laboratories                                      9,800          373,576
--------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                19,400          457,646
--------------------------------------------------------------------------------
 Forest Laboratories, Inc. 1                             12,800          662,400
--------------------------------------------------------------------------------
 Johnson & Johnson                                       24,600        1,318,806
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                       14,900          825,311
--------------------------------------------------------------------------------
 Pfizer, Inc.                                            73,000        2,216,280
                                                                      ----------
                                                                       5,854,019

--------------------------------------------------------------------------------
 Industrials--9.6%
--------------------------------------------------------------------------------
 Building Products--1.1%
 American Standard Cos., Inc. 1                           5,300          353,298
--------------------------------------------------------------------------------
 Commercial Services & Supplies--1.6%
 Automatic Data Processing, Inc.                          9,600          332,832
--------------------------------------------------------------------------------
 Concord EFS, Inc. 1                                      5,600           82,096
--------------------------------------------------------------------------------
 DST Systems, Inc. 1                                      3,800          125,096
                                                                      ----------
                                                                         540,024

--------------------------------------------------------------------------------
 Electrical Equipment--0.7%
 Emerson Electric Co.                                     4,800          225,264
--------------------------------------------------------------------------------
 Industrial Conglomerates--6.2%
 3M Co.                                                   5,500          685,025
--------------------------------------------------------------------------------
 General Electric Co.                                    59,000        1,365,260
                                                                      ----------
                                                                       2,050,285

--------------------------------------------------------------------------------
 Information Technology--20.9%
--------------------------------------------------------------------------------
 Communications Equipment--2.9%
 Cisco Systems, Inc. 1                                   72,100          963,977


10  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
 Computers & Peripherals--4.7%
 Dell Computer Corp. 1                                   18,600      $   443,796
--------------------------------------------------------------------------------
 International Business Machines Corp.                   12,500          977,875
--------------------------------------------------------------------------------
 Lexmark International, Inc., Cl. A 1                     2,400          145,296
                                                                     -----------
                                                                       1,566,967

--------------------------------------------------------------------------------
 IT Consulting & Services--1.0%
 Electronic Data Systems Corp.                            9,300          157,635
--------------------------------------------------------------------------------
 Unisys Corp. 1                                          19,800          184,536
                                                                     -----------
                                                                         342,171

--------------------------------------------------------------------------------
 Semiconductor Equipment & Products--3.8%
 Applied Materials, Inc. 1                                9,600          114,912
--------------------------------------------------------------------------------
 Intel Corp.                                             63,700          997,542
--------------------------------------------------------------------------------
 QLogic Corp. 1                                           4,400          146,432
                                                                     -----------
                                                                       1,258,886

--------------------------------------------------------------------------------
 Software--8.5%
 Intuit, Inc. 1                                           2,300          101,430
--------------------------------------------------------------------------------
 Microsoft Corp. 1                                       48,400        2,297,064
--------------------------------------------------------------------------------
 Oracle Corp. 1                                          33,900          407,817
                                                                     -----------
                                                                       2,806,311

--------------------------------------------------------------------------------
 Telecommunication Services--2.6%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--1.3%
 Verizon Communications, Inc.                            11,100          424,908
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.3%
 Nextel Communications, Inc., Cl. A 1                    35,900          453,058
                                                                     -----------
 Total Common Stocks (Cost $40,420,983)                               32,787,531


11  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               Principal   Market Value
                                                                                  Amount     See Note 1
-------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--1.3%

 Undivided interest of 0.09% in joint repurchase agreement (Market Value
 $461,812,000) with Banc One Capital Markets, Inc., 1.26%, dated 1/31/03, to be repurchased at $425,045 on 2/3/03, collateralized by U.S. Treasury
 Nts., 5.50%--6.75%, 5/31/03--5/15/05, with a value of $109,835,250, U.S.
 Treasury Bonds, 2.125%--9.375%, 5/31/04--2/15/06, with a value of
 $352,849,233 and U.S. Treasury Bills, 2/20/03, with a value of $8,743,488
 (Cost $425,000)                                                                $425,000    $   425,000

-------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $40,845,983)                                    100.2%    33,212,531
-------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                              (0.2)       (75,847)
                                                                                -----------------------
 Net Assets                                                                        100.0%   $33,136,684
                                                                                =======================




Footnotes to Statement of Investments

1. Non-income producing security.

See accompanying Notes to Financial Statements.


12  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 January 31, 2003
-----------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $40,845,983)--see accompanying statement  $33,212,531
-----------------------------------------------------------------------------------
 Cash                                                                       16,903
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                         74,827
 Interest and dividends                                                     37,715
 Other                                                                       1,587
                                                                       ------------
 Total assets                                                           33,343,563

-----------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                    167,036
 Transfer and shareholder servicing agent fees                              20,037
 Distribution and service plan fees                                          7,063
 Trustees' compensation                                                      4,882
 Other                                                                       7,861
                                                                       ------------
 Total liabilities                                                         206,879

-----------------------------------------------------------------------------------
 Net Assets                                                            $33,136,684
                                                                       ============

-----------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                            $     5,494
-----------------------------------------------------------------------------------
 Additional paid-in capital                                             54,316,516
-----------------------------------------------------------------------------------
 Accumulated net investment loss                                          (103,757)
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions              (13,448,117)
-----------------------------------------------------------------------------------
 Net unrealized depreciation on investments                             (7,633,452)
                                                                       ------------
 Net Assets                                                            $33,136,684
                                                                       ============



13  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


---------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $16,441,870 and 2,682,279 shares of beneficial interest outstanding)             $6.13
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                         $6.50
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,964,947
 and 2,016,849 shares of beneficial interest outstanding)                         $5.93
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,278,579
 and 721,142 shares of beneficial interest outstanding)                           $5.93
---------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $352,026
 and 57,831 shares of beneficial interest outstanding)                            $6.09
---------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $99,262 and 15,845 shares of beneficial interest outstanding)      $6.26



 See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended January 31, 2003
--------------------------------------------------------------------------------
 Investment Income

 Dividends                                                          $   218,484
--------------------------------------------------------------------------------
 Interest                                                                 7,219
                                                                    ------------
 Total investment income                                                225,703

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                        123,515
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 19,197
 Class B                                                                 58,033
 Class C                                                                 22,379
 Class N                                                                    769
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 50,007
 Class B                                                                 48,621
 Class C                                                                 17,737
 Class N                                                                  1,247
--------------------------------------------------------------------------------
 Shareholder reports                                                     33,489
--------------------------------------------------------------------------------
 Trustees' compensation                                                   1,012
--------------------------------------------------------------------------------
 Custodian fees and expenses                                                 42
--------------------------------------------------------------------------------
 Other                                                                    7,595
                                                                    ------------
 Total expenses                                                         383,643
 Less reduction to custodian expenses                                       (17)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Classes A, B, C and N                            (58,256)
                                                                    ------------
 Net expenses                                                           325,370

--------------------------------------------------------------------------------
 Net Investment Loss                                                    (99,667)

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                    (1,982,299)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                    41,338
                                                                    ------------
 Net realized and unrealized loss                                    (1,940,961)

--------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations               $(2,040,628)
                                                                    ============


 See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                          Six Months          Year
                                                               Ended         Ended
                                                    January 31, 2003      July 31,
                                                         (Unaudited)          2002
-----------------------------------------------------------------------------------
 Operations

 Net investment loss                                     $   (99,667)  $  (347,681)
-----------------------------------------------------------------------------------
 Net realized loss                                        (1,982,299)   (4,180,725)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)         41,338    (4,530,887)
                                                         --------------------------
 Net decrease in net assets resulting from operations     (2,040,628)   (9,059,293)

-----------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                   3,074,973     6,840,815
 Class B                                                   2,584,569     4,657,802
 Class C                                                     558,325     3,184,637
 Class N                                                     166,768       234,202
 Class Y                                                       7,446       113,887

-----------------------------------------------------------------------------------
 Net Assets

 Total increase                                            4,351,453     5,972,050
-----------------------------------------------------------------------------------
 Beginning of period                                      28,785,231    22,813,181
                                                         --------------------------
 End of period [including accumulated net investment
 loss of $103,757 and $4,090, respectively]              $33,136,684   $28,785,231
                                                         ==========================



 See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                  Six Months                                  Year
                                                       Ended                                 Ended
                                            January 31, 2003                              July 31,
                                                 (Unaudited)     2002      2001      2000   1999 1
----------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                 $6.44     $8.52    $14.55    $11.93   $10.00
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment loss                                   (.02)     (.07)     (.10)     (.11)   (1.05)
 Net realized and unrealized gain (loss)               (.29)    (2.01)    (5.06)     2.91     2.98
                                                      ----------------------------------------------
 Total from investment operations                      (.31)    (2.08)    (5.16)     2.80     1.93
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    --        --      (.87)     (.18)      --
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $6.13     $6.44    $ 8.52    $14.55   $11.93
                                                      ==============================================

----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   (4.81)%  (24.41)%  (36.60)%   23.63%   19.30%

----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $16,442   $14,356   $12,029   $16,470   $6,059
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $16,341   $15,495   $14,063   $11,973   $4,028
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                  (0.17)%   (0.75)%   (1.01)%   (1.03)%  (1.05)%
 Expenses                                              1.85%     2.03%     1.54%     1.91%    1.81%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees        1.50%     1.75%     1.54%     1.89%    1.65%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 67%       96%      160%      258%     157%



1. For the period from December 17, 1998 (inception of offering) to July 31,
1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                 Six Months                                   Year
                                                      Ended                                  Ended
                                           January 31, 2003                               July 31,
Class B                                         (Unaudited)      2002      2001      2000   1999 1
----------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                 $6.26     $8.34    $14.39    $11.89   $10.48
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.02)     (.09)     (.16)     (.17)   (1.04)
 Net realized and unrealized gain (loss)               (.31)    (1.99)    (5.02)     2.85     2.45
                                                      ----------------------------------------------
 Total from investment operations                      (.33)    (2.08)    (5.18)     2.68     1.41
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    --        --      (.87)     (.18)      --
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $5.93     $6.26     $8.34    $14.39   $11.89
                                                      ==============================================

----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   (5.27)%  (24.94)%  (37.17)%   22.70%   13.45%

----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $11,965   $10,101    $8,800   $11,499   $1,764
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $11,522   $11,463    $9,945   $ 7,257   $  722
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                  (1.05)%   (1.52)%   (1.81)%   (1.81)%  (1.93)%
 Expenses                                              2.85%     2.80%     2.34%     2.69%    2.92%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees        2.50%     2.52%     2.34%     2.67%    2.75%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 67%       96%      160%      258%     157%



1. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                                                 Six Months                                   Year
                                                      Ended                                  Ended
                                           January 31, 2003                               July 31,
Class C                                         (Unaudited)      2002      2001      2000   1999 1
----------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $ 6.26    $ 8.35    $14.39   $ 11.89  $ 10.48
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment loss                                   (.03)     (.05)     (.14)     (.19)   (1.04)
 Net realized and unrealized gain (loss)               (.30)    (2.04)    (5.03)     2.87     2.45
                                                      ----------------------------------------------
 Total from investment operations                      (.33)    (2.09)    (5.17)     2.68     1.41
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    --        --      (.87)     (.18)      --
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $5.93    $ 6.26    $ 8.35    $14.39   $11.89
                                                      ==============================================

----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   (5.27)%  (25.03)%  (37.10)%   22.70%   13.45%

----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)            $4,279    $4,032    $1,983    $2,241     $438
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $4,441    $3,814    $2,109    $1,566     $192
----------------------------------------------------------------------------------------------------
 Ratios to average net assets:3
 Net investment loss                                  (1.03)%   (1.47)%   (1.82)%   (1.82)%  (1.95)%
 Expenses                                              2.80%     2.79%     2.35%     2.72%    2.90%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees        2.45%     2.51%     2.35%     2.70%    2.73%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 67%       96%      160%      258%     157%



1. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                           Six Months                Year
                                                                Ended               Ended
                                                     January 31, 2003            July 31,
Class N                                                   (Unaudited)      2002    2001 1
-------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                           $6.41     $8.50     $9.03
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                             (.04)     (.10)     (.06)
 Net realized and unrealized loss                                (.28)    (1.99)     (.47)
                                                                ---------------------------
 Total from investment operations                                (.32)    (2.09)     (.53)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                              --        --        --
-------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $6.09     $6.41     $8.50
                                                                ===========================

-------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                             (4.99)%  (24.59)%   (5.87)%

-------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                        $352      $201        $1
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)                               $306      $ 87        $1
-------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                            (0.54)%   (0.87)%   (1.67)%
 Expenses                                                        2.32%     2.29%     1.48%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees                  1.97%     2.01%     1.48%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                                           67%       96%      160%



1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                                                 Six Months                                   Year
                                                      Ended                                  Ended
                                           January 31, 2003                               July 31,
Class Y                                         (Unaudited)      2002      2001      2000   1999 1
----------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                 $6.56     $8.63    $14.65    $11.95   $10.00
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     --      (.15)     (.05)     (.07)   (1.03)
 Net realized and unrealized gain (loss)               (.30)    (1.92)    (5.10)     2.95     2.98
                                                      ----------------------------------------------
 Total from investment operations                      (.30)    (2.07)    (5.15)     2.88     1.95
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    --        --      (.87)     (.18)      --
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $6.26     $6.56    $ 8.63    $14.65   $11.95
                                                      ==============================================

----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   (4.57)%  (23.99)%  (36.26)%   24.27%   19.50%

----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $99       $95        $1        $1       $1
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $83       $68        $1        $1       $1
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                   0.37%    (0.10)%   (0.48)%   (0.54)%  (0.72)%
 Expenses                                              1.01%     4.83%   168.30% 4   1.45%    1.65%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees        1.01%     1.20%     1.10%     1.43%    1.50%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 67%       96%      160%      258%     157%



1. For the period from December 17, 1998 (inception of offering) to July 31,
1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Trinity Large Cap Growth Fund (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Trinity Investment Management Corporation.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

22  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
     As of January 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $13,702,341. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of July 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2009        $2,474,360
                              2010         7,389,585
                                          ----------
                                          $9,863,945 1
                                          ==========


1. Includes $272,681 of the $2,775,589 unused capital loss carryforward acquired in the October 12, 2001 merger with Oppenheimer Trinity Growth Fund which is no longer subject to limitation under IRS sections 382 or 384.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2003, the Fund's projected benefit obligations were increased by $351, resulting in an accumulated liability of $4,444 as of January 31, 2003.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.


23  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     No distributions were paid during the six months ended January 31, 2003 and the year ended July 31, 2002.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


24  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                   Six Months Ended January 31, 2003      Year Ended July 31, 2002
                                    Shares    Amount         Shares         Amount
-----------------------------------------------------------------------------------
 Class A
 Sold                        1,157,867    $7,513,713      1,220,919     $9,861,258
 Acquisition--Note 6                --            --        488,341      3,716,273
 Redeemed                     (704,918)   (4,438,740)      (892,005)    (6,736,716)
                             ------------------------------------------------------
 Net increase                  452,949    $3,074,973        817,255     $6,840,815
                             ======================================================

-----------------------------------------------------------------------------------
 Class B
 Sold                          780,765    $4,885,783        949,955     $7,487,395
 Acquisition--Note 6                --            --        327,908      2,439,639
 Redeemed                     (377,567)   (2,301,214)      (718,719)    (5,269,232)
                             ------------------------------------------------------
 Net increase                  403,198    $2,584,569        559,144     $4,657,802
                             ======================================================

-----------------------------------------------------------------------------------
 Class C
 Sold                          439,175    $2,759,304        557,904     $4,306,057
 Acquisition--Note 6                --            --        129,384        962,619
 Redeemed                     (361,965)   (2,200,979)      (280,869)    (2,084,039)
                             ------------------------------------------------------
 Net increase                   77,210    $  558,325        406,419     $3,184,637
                             ======================================================

-----------------------------------------------------------------------------------
 Class N
 Sold                           29,890    $  188,715         34,570     $  256,789
 Acquisition--Note 6                --            --            115            875
 Redeemed                       (3,511)      (21,947)        (3,344)       (23,462)
                             ------------------------------------------------------
 Net increase                   26,379    $  166,768         31,341     $  234,202
                             ======================================================

-----------------------------------------------------------------------------------
 Class Y
 Sold                           10,957    $   70,477          9,810     $   77,807
 Acquisition--Note 6                --            --          7,350         56,743
 Redeemed                       (9,588)      (63,031)        (2,784)       (20,663)
                             ------------------------------------------------------
 Net increase                    1,369    $    7,446         14,376     $  113,887
                             ======================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2003, were $27,900,519 and $21,427,277, respectively.


25  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended January 31, 2003, the Manager paid $41,311 to the Sub-Advisor for services to the Fund.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
     Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   Aggregate       Class A     Concessions     Concessions     Concessions     Concessions
                   Front-End     Front-End      on Class A      on Class B      on Class C      on Class N
               Sales Charges Sales Charges          Shares          Shares          Shares          Shares
 Six Months       on Class A   Retained by     Advanced by     Advanced by     Advanced by     Advanced by
 Ended                Shares   Distributor   Distributor 1   Distributor 1   Distributor 1   Distributor 1
----------------------------------------------------------------------------------------------------------
 January  31, 2003   $59,465       $22,941          $2,190         $60,532          $8,684          $1,514

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A       Class B        Class C        Class N
                            Contingent    Contingent     Contingent     Contingent
                              Deferred      Deferred       Deferred       Deferred
                         Sales Charges Sales Charges  Sales Charges  Sales Charges
                           Retained by   Retained by    Retained by    Retained by
 Six Months Ended          Distributor   Distributor    Distributor    Distributor
----------------------------------------------------------------------------------
 January 31, 2003                 $582       $18,937           $627           $126



26  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended January 31, 2003, payments under the Class A Plan totaled $19,197, all of which were paid by the Distributor to recipients, and included $1,993 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the six months ended January 31, 2003, were as follows:

                                                                     Distributor's
                                                      Distributor's      Aggregate
                                                          Aggregate   Unreimbursed
                                                       Unreimbursed  Expenses as %
                      Total Payments Amount Retained       Expenses  of Net Assets
                          Under Plan  by Distributor     Under Plan       of Class
-----------------------------------------------------------------------------------
 Class B Plan                $58,033         $47,281       $234,336           1.96%
 Class C Plan                 22,379          10,961         62,667           1.46
 Class N Plan                    769             728          5,640           1.60


--------------------------------------------------------------------------------
5. Bank Borrowings
The Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002.
     The Fund had no borrowings through November 12, 2002.


27  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
6. Acquisition of Oppenheimer Trinity Growth Fund
On October 12, 2001, the Fund acquired all of the net assets of Oppenheimer Trinity Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Growth Fund shareholders on April 12, 2001. The Fund issued (at an exchange ratio of 0.929111 for Class A, 0.934499 for Class B, 0.933942 for Class C, 0.927699 for Class N and 0.922201 for Class Y of the Fund, to one share of Oppenheimer Trinity Large Cap Growth Fund) 488,341; 327,908; 129,384; 115 and 7,350 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $3,716,273; $2,439,639; $962,619; $875 and $56,743 in exchange for the net assets, resulting in combined Class A net assets of $14,652,007, Class B net assets of $10,711,439, Class C net assets of $2,969,374, Class N net assets of $22,045 and Class Y net assets of $61,005 on October 12, 2001. The net assets acquired included net unrealized depreciation of $1,140,630, undistributed realized losses of $2,775,589 and unused capital loss carryforward of $2,775,589. The exchange qualified as a tax-free reorganization for federal income tax purposes.

28  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

OPPENHEIMER TRINITY LARGE CAP GROWTH FUND(SM)

--------------------------------------------------------------------------------
 Trustees and Officers     Clayton K. Yeutter, Chairman and Trustee
                           Donald W. Spiro, Vice Chairman and Trustee
                           John V. Murphy, President and Trustee
                           Robert G. Galli, Trustee
                           Phillip A. Griffiths, Trustee
                           Benjamin Lipstein, Trustee
                           Joel W. Motley, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer

--------------------------------------------------------------------------------
 Investment Advisor        OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 Sub-Advisor               Trinity Investment Management Corporation

--------------------------------------------------------------------------------
 Distributor               OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 Transfer and Shareholder  OppenheimerFunds Services
 Servicing Agent

--------------------------------------------------------------------------------
 Independent Auditors      KPMG LLP

--------------------------------------------------------------------------------
 Legal Counsel             Mayer Brown Rowe & Maw

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

(C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.


29  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

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RS0775.001.0103  April 1, 2003